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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597


                          Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


         Pioneer Tax-Free Income Fund
         Schedule of Investments  3/31/05 (unaudited)

Principal Amount                                                  Value
         TAX-EXEMPT OBLIGATIONS - 98.9 %
         Alabama - 0.2 %
500,000  Southeast, AL Gas District, 5.3%, 6/1/12                 542,795
                                                                  542,795
         Arkansas - 3.2 %
10,000,00North Little Rock Electric, 6.5%, 7/1/10                 11,042,300
                                                                  11,042,300
         Arizona - 3.1 %
1,000,000Maricopa County School District, 7.0%, 7/1/07            1,086,570
1,000,000Maricopa County School District, 7.0%, 7/1/08            1,117,980
5,000,000Maricopa County Industrial Development, 5.0%, 7/1/16     5,087,350
2,400,000Scottsdale Memorial Hospital, 5.5%, 9/1/12               2,625,552
500,000  Tempe Union High School District, 4.5%, 7/1/11           518,895
                                                                  10,436,347
         California - 3.0 %
3,000,000Golden State Tobacco Securitization, 7.9%, 6/1/42        3,427,920
1,300,000Golden State Tobacco Securitization, 7.875%, 6/1/42      1,483,339
4,525,000Golden State Tobacco Securitization, 7.8%, 6/1/42        5,141,260
230,000  Sacramento Municipal Utility District, 5.5%, 2/1/11      245,274
                                                                  10,297,793
         Colorado - 3.6 %
55,000   Colorado Housing Finance Authority, Series A-3, 7.0%, 11/55,147
5,000    Colorado Housing Finance Authority, Series C-2, 7.45%, 6/5,030
95,000   Colorado Housing Finance Authority, Series B-2, 7.45%, 1195,290
275,000  Colorado Housing Finance Authority, Series B-3, 6.55%, 5/275,655
3,575,000Douglas County School District Region 1, 7.0%, 12/15/13  4,384,094
6,765,000University of Colorado Regents Partners, 6.0%, 12/1/22   7,501,438
                                                                  12,316,654
         Connecticut - 0.3 %
1,000,000Connecticut State Health & Education, 5.5%, 7/1/17       1,083,940
                                                                  1,083,940
         District of Columbia - 2.3 %
7,500,000District of Columbia Tobacco Settlement Financing Corp., 7,781,925
                                                                  7,781,925
         Florida - 1.0 %
1,900,000Seminole Tribe Convention-A1, 10.0%, 10/1/33             2,135,904
1,000,000Seminole Tribe Convention-A1, 8.95%, 10/1/33             1,118,130
110,000  Manatee County Housing Revenue, 7.2%, 5/1/28             114,579
                                                                  3,368,613
         Hawaii - 3.3 %
10,000,00Hawaii State Department Budget & Finance, 6.4%, 7/1/13   11,078,500
                                                                  11,078,500
         Illinois - 7.2 %
375,000  Chicago Illinois Single Family Mortgage, 6.45%, 9/1/29   379,290
920,000  Illinois Health Facilities Authority Revenue, 6.7%, 3/1/1903,633
4,780,000Metropolitan Pier & Exposition Authority Dedicated State 5,106,426
190,000  Metropolitan Pier & Exposition Authority Dedicated State 202,261
1,735,000Kane County Illinois School District #129 Aurora West Sid1,957,566
1,000,000Kane County Illinois School District #129 Aurora West Sid1,124,710
1,145,000Illinois Housing Development Authority Revenue Multi-Fami1,473,764
3,385,000Metropolitan Pier & Exposition Authority Dedicated State 3,616,568
4,485,000Chicago Board of Education 5.75%, 12/1/27                4,889,592
515,000  Chicago Board of Education 5.75%, 12/1/27                553,275
500,000  Chicago Metro Water Reclamation, 5.25%, 12/1/10          546,560
495,000  Chicago Tax Increment, 5.0%, 11/15/2010                  519,681
3,000,000University of Illinois Revenue, 5.75%, 1/15/16           3,266,070
                                                                  24,539,396
         Indiana - 3.0 %
215,000  Indiana State Housing Finance, Single Family Mortgage Rev216,208
1,000,000Indiana University Revenue, 5.8%, 11/15/10               1,115,880
3,400,000Indianapolis Local Public Improvement Board Revenue, 6.0%3,983,066
1,400,000Indianapolis Local Public Improvement Board Revenue, 6.751,645,714
1,000,000Lawrence Township Metropolitan School District Revenue, 61,190,130
2,000,000Sarah Scott Middle School Revenue, 5.75%, 1/15/19        2,128,140
                                                                  10,279,138
         Kansas - 0.7 %
2,000,000Wyandotte County Kansas City, 5.65%, 09/01/19            2,294,920
                                                                  2,294,920
         Kentucky - 0.5 %
500,000  Kentucky Economic Development Finance, 6.25%, 10/01/12   542,445
1,095,000Kenton County Water District #1, 5.8%, 2/1/15            1,129,263
                                                                  1,671,708
         Lousiana - 0.3 %
1,190,000Louisiana Public Facilities Authority Revenue, 6.25%, 10/1,175,363
                                                                  1,175,363
         Massachusetts - 7.0 %
1,000,000Fairhaven Massachusetts, 5.0%, 6/15/17                   1,081,320
3,750,000Mass Bay Transportation Authority, 5.5%, 7/1/16          4,226,325
1,500,000Massachusetts State Development Finance Agency, 6.375%, 71,642,545
1,000,000Massachusetts Health & Educational Facilities Authority R1,110,340
5,290,000Massachusetts Health & Educational Facilites Authority, 55,723,992
2,000,000Massachusetts Health & Educational Facilities Authority, 2,123,880
2,000,000Massachusetts Health & Educational Facilites Authority Re2,116,880
1,145,000Massachusetts Health & Educational Facitilties Authority,1,191,178
1,000,000Massachusetts Health & Educational Facilities Authority R1,100,050
1,250,000Massachusetts Health & Educational Facilties Authority, 61,316,888
2,000,000Massachusetts Health & Educational Facilities Authority R2,068,720
                                                                  23,702,118
         Maine - 0.1 %
300,000  Maine Municipal Bond Bk, 5.0%, 11/1/09                   320,004
                                                                  320,004
         Michigan - 4.4 %
6,485,000Wayne Charter County SPL, 6.75%, 12/1/15                 5,652,650
4,000,000Michigan State Hospital Finance Authority, 6.0%, 2/1/24  3,841,520
3,230,000Michigan State Hospital Finance Authority, 5.5%, 11/01/143,476,094
400,000  Michigan State Trunk Line, 5.5%, 11/01/10                441,588
1,500,000John Tolfree Health System, 6.0%, 9/15/23                1,445,085
                                                                  14,856,937
         Minnesota - 1.7 %
5,000,000Becker, Minnesota Pollution Control Revenue Northern Stat5,793,200
                                                                  5,793,200
         Missouri - 0.2 %
580,000  Missouri State Housing Development Common Mortgage Revenu585,817
                                                                  585,817
         Mississippi - 2.1 %
6,000,000Lowndes County Solid Waste Disposal & Pollution Control R7,154,940
                                                                  7,154,940
         Montana - 2.6 %
8,000,000Montana State Health Authority, 9.082%, 2/25/25          8,182,720
500,000  Forsyth Pollution Control Revenue, 5.2%, 5/1/33          522,265
                                                                  8,704,985
         North Dakota - 0.4 %
840,000  North Dakota State Housing Finance Agency Revenue, 6.0%, 848,719
565,000  North Dakota State Housing Finance Agency Revenue, 5.8%, 588,114
                                                                  1,436,833
         Nebraska - 3.2 %
5,000,000Energy America Nebraska Natural Gas Revenue, 5.45%, 4/15/5,029,000
1,325,000Municipal Energy Agency, 6.0%, 4/1/08                    1,434,670
4,000,000Nebraska Investment Finance Authority Single Family Mortg4,462,880
                                                                  10,926,550
         New Hampshire - 2.4 %
4,000,000Manchester New Hampshire School Revenue, 5.5%,  6/1/28   4,439,880
1,250,000New Hampshire Health & Education Facilities Authority Rev1,319,800
2,000,000New Hampshire Health & Educational Facilities Authority R2,039,300
325,000  New Hampshire State Housing Finance Authority, 6.125%, 1/326,817
                                                                  8,125,797
         New Jersey - 3.5 %
5,185,000New Jersey Economic Development Authority Special Facilit4,468,433
5,215,000Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39    5,488,110
2,000,000Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/43    2,016,300
                                                                  11,972,843
         New York - 4.2 %
1,000,000Albany Individual Development, 6.0%, 7/1/19              1,072,760
400,000  Metropolitan Transportation Authority NY, 5.50%, 07/01/14444,348
2,000,000New York NY City Transportation Finance Authority Revenue2,187,800
6,900,000New York City, NY, Industrial, 6.9%, 8/1/24              5,175,207
5,000,000NY State Dorm Authority Lease Revenue, 5.5%, 5/15/17     5,393,200
                                                                  14,273,315
         Ohio - 3.6 %
2,870,000Cleveland Ohio General Obligation, 5.75%, 8/1/13         3,260,464
1,000,000University of Cincinnati, 5.75%,  6/1/18                 1,127,460
1,000,000University of Cincinnati, 5.75%, 6/1/19                  1,127,460
500,000  Ohio State Building Authority Revenue, 6.0%, 10/1/08     547,395
400,000  Ohio State Building Authority Revenue, 5.5%, 10/1/11     442,600
3,000,000Ohio State Pollution Control Revenue, 5.625%, 3/1/15     2,955,120
2,800,000Ohio Water Development Authority Pollution Control Facili2,904,776
                                                                  12,365,275
         Oklahoma - 0.6 %
65,000   Oklahoma State Industrials Authority Revenue, 5.2%, 06/0165,296
2,220,000Tulsa Municipal Airport Revenue, 6.25%, 6/1/20           1,858,096
                                                                  1,923,392
         Oregon - 1.4 %
1,650,000Wasco County School District, 5.5%, 6/15/19              1,873,823
1,000,000Portland Urband Development, 5.75%,  6/15/08             1,104,460
1,165,000Jackson County School District Np. 4, 5.5%, 6/15/17      1,273,496
500,000  Klamath Falls Inter-Community Hospital Authority Revenue,529,185
                                                                  4,780,964
         Pennsylvania - 3.1 %
2,500,000Beaver County Industrial Development Revenue, 7.625%, 5/12,560,700
250,000  Sayre Health Care Facility Authority Revenue, 5.75%, 12/1264,443
5,000,000Delaware County Pennsylvania Industrial Development Autho5,223,700
1,000,000Columbia County Hospital Authority, 5.8%, 6/1/19         904,630
500,000  Philadelphia Pennsylvania Pkg, 4.875%, 09/01/09          530,480
1,030,000Pennsylvania State Higher Education Facility Authority Re1,114,862
                                                                  10,598,815
         Puerto Rico - 3.9 %
5,000,000Puerto Rico Electric Power, 0.0%, 7/1/17*                2,969,150
5,000,000Puerto Rico Housing Finance Authority, 5.0%, 12/1/13     5,361,750
3,305,000Puerto Rico Electric Power, 0.0%, 7/1/17*                1,946,182
2,650,000Puerto Rico Municipal Financial Agency, 5.875%, 8/1/14   2,938,347
                                                                  13,215,429
         Rhode Island - 1.1 %
480,000  Rhode Island State Health & Education Facilities Authorit526,070
250,000  Rhode Island State Health & Education Facilities Authorit274,225
3,100,000Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/42    3,115,655
                                                                  3,915,950
         South Carolina - 3.7 %
4,000,000Georgetown County South Carolina Pollution Control Facili4,210,280
400,000  Greenville County SC School District, 5.5%, 12/1/12      439,756
500,000  SC Jobs Economic Development Authority, 6.0%, 8/1/13     543,170
4,000,000South Carolina Jobs Economic Development Authority Hospit4,420,440
330,000  South Carolina Housing Finance & Development Authority Mo336,758
2,500,000Tobacco Settlement Revenue Management, 6.375%, 5/15/30   2,594,150
                                                                  12,544,554
         South Dakota - 0.7 %
1,235,000South Dakota Conservancy District Revenue, 5.625%, 8/1/171,287,833
1,255,000South Dakota State Lease Revenue, 8.0%, 9/1/05           1,283,263
                                                                  2,571,096
         Tennessee - 0.7 %
1,000,000Knox County Health Facility, 6.375%, 4/15/22             1,025,850
1,500,000Knox County Health Facility, 6.5%, 4/15/31               1,544,340
                                                                  2,570,190
         Texas - 10.1 %
3,500,000Weslaco Health Facilities, 6.25%, 6/1/25                 3,679,200
2,000,000Weslaco Health Facilities, 6.25%, 6/1/32                 2,089,600
750,000  Carroll Independent School District, 6.75%, 8/15/21      951,038
850,000  Carroll Independent School District, 6.75%, 8/15/22      1,083,546
2,310,000Texas Clear Creek Independent School District General Obl1,930,583
1,000,000Georgetown Health Facilities Development Corp., 6.25% 8/11,007,630
1,000,000Harris County Health Facilties Development Authority, 6.31,098,450
2,050,000Texas Keller Independent School District General Obligati1,675,547
7,000,000Brazos River Authority Pollution Control Revenue, 7.7%, 48,247,890
300,000  San Felipe Del Rio Texas Cons, 5.0%, 08/15/12            322,995
5,500,000Texas Public Finance Authority Building Revenue, 0.0%, 2/5,013,305
2,750,000Texas Public Finance Authority Building Revenue, 0.0%, 2/2,298,313
4,500,000Tomball Hospital Authority, 6.125%, 7/1/23               4,521,735
500,000  Tomball TX Independent School, 5.0%, 2/15/11             536,870
                                                                  34,456,702
         Utah - 0.9 %
2,980,000Weber County Municipal Building Authority Revenue, 5.75%,3,060,967
                                                                  3,060,967
         Washington - 5.1 %
500,000  Renton Washington Water & Sewer, 4.4%, 12/01/15          507,585
1,150,000Clark County Public Utility District #1 Water Revenue, 5.1,175,335
1,500,000Clark County School District No. 037 Vancouver, 5.5%, 12/1,658,550
500,000  Seattle Library Facilities, 5.375%, 12/1/10              541,585
165,000  King County General Obligation, 6.625%, 12/1/15          183,561
1,000,000King & Snohomish Counties School District No. 417 Northsh1,021,890
300,000  King County Washington School District No. 415, 5.50%, 06333,213
2,500,000Snohomish County Public Utility District Revenue, 6.8%, 13,039,175
2,250,000Snohmish County Public Utlility District Revenue, 5.7%, 12,524,590
3,500,000Tobacco Settlement Authority Washington, 6.625%, 6/1/32  3,618,720
2,465,000Spokane Washington Public Facilities, 5.75%, 12/1/18     2,772,410
                                                                  17,376,614
         Wisconsin - 0.5 %
1,430,000Adams-Friendship School District, 6.5%, 4/1/16           1,721,563
                                                                  1,721,563
         TOTAL TAX-EXEMPT OBLIGATIONS - 98.9 %                    336,864,242
         (Cost   $314,311,596)

         TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.0 %
25,196   Blackrock Provident Institutional                        25,196
                                                                  25,196
         TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.0 %        25,196
         (Cost   $25,196)
         TOTAL INVESTMENTS IN SECURITIES - 98.9%                  336,889,438
         (Cost   $314,336,792) (a)
         OTHER ASSETS AND LIABILITIES - 1.1%                      3,815,719

         TOTAL NET ASSETS - 100.0%                                340,705,157

         *  Non-income producing security.
         +  Investment held by the fund representing 5% or more of the outst

         At March 31, 2005, the net unrealized gain on investments based on for federal income tax purposes of $314,336,792 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost               $28,687,464

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                (6,134,818)

         Net unrealized gain                                     $22,552,646


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.